16. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Biological Assets Tables Abstract
Reconciliation of changes in biological assets
Reconciliation of changes in Biological Assets	Current
ThCh$
Biological Assets, opening balance as of January 1, 2018	18,949,252
Increases other than those from business combinations, biological assets	37,241,084
Increases (decreases) for exchange differences (net), biological assets	381,002
Other increases (decreases) net	9,115
Decreases due to harvests or collection, biological asset	(35,797,856)
Total Biological Assets as of December 31, 2018	20,782,597
Gross Biological Assets as of December 31, 2018	20,782,597

Reconciliation of changes in Biological Assets	Current
ThCh$
Biological Assets, opening balance as of January 1, 2017	19,186,291
Increases other than those from business combinations, biological assets	25,859,087
Increases (decreases) for exchange differences (net), biological assets	(242,948)
Other increases (decreases) net	(8,022)
Decreases due to harvests or collection, biological asset	(25,845,156)
Total Biological Assets as of December 31, 2017	18,949,252
Gross Biological Assets as of December 31, 2017	18,949,252